Exchangeable Senior Notes (Tables)	12 Months Ended
Jun. 30, 2020
Borrowings [abstract]
Schedule of exchangeable debt
The principal amount, unamortized debt discount, unamortized issuance costs and net carrying amount of the liability component of the Notes as of June 30, 2020 and 2019 were as follow:

	As of June 30,
	2020	2019
	(U.S. $ in thousands)
Principal amount	$999,999	$1,000,000
Unamortized debt discount	(105,963)	(140,011)
Unamortized issuance cost	(4,853)	(6,413)
Net liability	$889,183	$853,576
The effective interest rate, contractual interest expense and amortization of debt discount for the Notes for the fiscal year ended June 30, 2020 and 2019 were as follow:

	Fiscal Year Ended June 30,
	2020	2019
	(U.S. $ in thousands)
Effective interest rate	4.83%	4.83%
Contractual interest expense	$6,250	$6,267
Amortization of debt discount	$34,048	$32,453
Amortization of issuance cost	$1,560	$1,486

Schedule of reconciliation of assets and liabilities arising from financing activities
Reconciliation of assets and liabilities arising from financing activities:

	Capped call assets	Exchangeable Notes, net	Embedded exchange feature of Notes	Accrued interest
	(U.S. $ in thousands)
Balance as of June 30, 2018	$(99,932)	$819,637	$202,553	$1,094
Cash flows	—	—	—	(6,319)
Amortization of debt discount and issuance cost	—	33,939	—	—
Fair value changes	(114,665)	—	648,573	—
Accrual of interest	—	—	—	6,267
Balance as of June 30, 2019	$(214,597)	$853,576	$851,126	$1,042
Cash flows	—	(1)	(1)	(6,250)
Amortization of debt discount and issuance cost	—	35,608	—	—
Fair value changes	(96,011)	—	431,964	—
Accrual of interest	—	—	—	6,250
Balance as of June 30, 2020	$(310,608)	$889,183	$1,283,089	$1,042